COMMITMENTS	12 Months Ended
Dec. 31, 2025
COMMITMENTS
COMMITMENTS
20.  COMMITMENTS

The Company entered into contracts for underground mining and associated development work related to the Nussir project. As at December 31, 2025, the Company has contractual commitments to spend in accordance with such contracts totaling approximately $52.9 million. Except as otherwise disclosed in the financial statements, there are no other commitments.